Investments - Components of net investment income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Investment Income [Line Items]
Total investment income	$ 10,056	$ 12,020	$ 10,888
Investment expenses	480	348	372
Net investment income	9,576	11,672	10,516
Net investment income - excluding Fortitude Re funds withheld assets
Net Investment Income [Line Items]
Total investment income	9,134	10,213	9,425
Investment expenses	449	316	336
Net investment income	8,685	9,897	9,089
Fortitude
Net Investment Income [Line Items]
Total investment income	922	1,807	1,463
Investment expenses	31	32	36
Net investment income	891	1,775	1,427
Available-for-sale fixed maturity securities, including short-term investments
Net Investment Income [Line Items]
Total investment income	7,679	8,133	8,120
Available-for-sale fixed maturity securities, including short-term investments | Net investment income - excluding Fortitude Re funds withheld assets
Net Investment Income [Line Items]
Total investment income	6,725	6,837	6,841
Available-for-sale fixed maturity securities, including short-term investments | Fortitude
Net Investment Income [Line Items]
Total investment income	954	1,296	1,279
Other bond securities
Net Investment Income [Line Items]
Total investment income	(408)	26	72
Other bond securities | Net investment income - excluding Fortitude Re funds withheld assets
Net Investment Income [Line Items]
Total investment income	(30)	17	66
Other bond securities | Fortitude
Net Investment Income [Line Items]
Total investment income	(378)	9	6
Equity securities
Net Investment Income [Line Items]
Total investment income	(82)	(290)	255
Equity securities | Net investment income - excluding Fortitude Re funds withheld assets
Net Investment Income [Line Items]
Total investment income	(82)	(290)	255
Equity securities | Fortitude
Net Investment Income [Line Items]
Total investment income	0	0	0
Interest on mortgage and other loans
Net Investment Income [Line Items]
Total investment income	1,879	1,663	1,655
Interest on mortgage and other loans | Net investment income - excluding Fortitude Re funds withheld assets
Net Investment Income [Line Items]
Total investment income	1,703	1,479	1,489
Interest on mortgage and other loans | Fortitude
Net Investment Income [Line Items]
Total investment income	176	184	166
Alternative investments
Net Investment Income [Line Items]
Total investment income	845	2,169	596
Alternative investments | Net investment income - excluding Fortitude Re funds withheld assets
Net Investment Income [Line Items]
Total investment income	675	1,851	584
Alternative investments | Fortitude
Net Investment Income [Line Items]
Total investment income	170	318	12
Real estate
Net Investment Income [Line Items]
Total investment income	43	204	177
Real estate | Net investment income - excluding Fortitude Re funds withheld assets
Net Investment Income [Line Items]
Total investment income	43	204	177
Real estate | Fortitude
Net Investment Income [Line Items]
Total investment income	0	0	0
Other investments
Net Investment Income [Line Items]
Total investment income	100	115	13
Other investments | Net investment income - excluding Fortitude Re funds withheld assets
Net Investment Income [Line Items]
Total investment income	100	115	13
Other investments | Fortitude
Net Investment Income [Line Items]
Total investment income	$ 0	$ 0	$ 0